UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22392

 NAME OF REGISTRANT:                     Cohen & Steers Preferred
                                         Securities and Income Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Tina M. Payne
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


Cohen & Steers Preferred Securities and Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 BANK OF AMERICA CORPORATION                                                                 Agenda Number:  933759017
--------------------------------------------------------------------------------------------------------------------------
        Security:  060505559
    Meeting Type:  Annual
    Meeting Date:  08-May-2013
          Ticker:  BMLPRQ
            ISIN:  US0605055591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: SHARON L. ALLEN                     Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: SUSAN S. BIES                       Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: JACK O. BOVENDER, JR.               Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: FRANK P. BRAMBLE, SR.               Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: ARNOLD W. DONALD                    Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: CHARLES K. GIFFORD                  Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: CHARLES O. HOLLIDAY,                Mgmt          For                            For
       JR.

1H.    ELECTION OF DIRECTOR: LINDA P. HUDSON                     Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: MONICA C. LOZANO                    Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: THOMAS J. MAY                       Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: BRIAN T. MOYNIHAN                   Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: LIONEL L. NOWELL, III               Mgmt          For                            For

1M.    ELECTION OF DIRECTOR: R. DAVID YOST                       Mgmt          For                            For

2.     AN ADVISORY (NON-BINDING) VOTE TO APPROVE                 Mgmt          For                            For
       EXECUTIVE COMPENSATION (SAY ON PAY).

3.     RATIFICATION OF THE APPOINTMENT OF THE                    Mgmt          For                            For
       REGISTERED INDEPENDENT PUBLIC ACCOUNTING
       FIRM FOR 2013.

4.     STOCKHOLDER PROPOSAL - REPORT ON POLITICAL                Shr           Against                        For
       CONTRIBUTIONS.

5.     STOCKHOLDER PROPOSAL - PROXY ACCESS.                      Shr           Against                        For

6.     STOCKHOLDER PROPOSAL - MULTIPLE BOARD                     Shr           Against                        For
       SERVICE.

7.     STOCKHOLDER PROPOSAL - POLITICAL                          Shr           Against                        For
       CONTRIBUTIONS.

8.     STOCKHOLDER PROPOSAL - MORTGAGE SERVICING.                Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 GRAMERCY PROPERTY TRUST INC                                                                 Agenda Number:  933825068
--------------------------------------------------------------------------------------------------------------------------
        Security:  38489R209
    Meeting Type:  Special
    Meeting Date:  25-Jun-2013
          Ticker:  GPTPRA
            ISIN:  US38489R2094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       WILLIAM H. LENEHAN                                        Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Preferred Securities and Income Fund, Inc.
By (Signature)       /s/ Tina M. Payne
Name                 Tina M. Payne
Title                President
Date                 07/29/2013